Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Cash and cash equivalents

17 Cash and cash equivalents

	2023	2022	2021
	$m	$m	$m
Cash at bank and in hand	1,325	1,411	1,461
Short-term deposits	4,515	4,755	4,868
Cash and cash equivalents	5,840	6,166	6,329
Unsecured bank overdrafts	(203)	(183)	(291)
Cash and cash equivalents in the cash flow statement	5,637	5,983	6,038

AstraZeneca invests in constant net asset value funds, low-volatility net asset value funds and short-term variable net asset value funds with same day access for subscription and redemption. These investments fail the ‘solely payments of principal and interest’ test criteria under IFRS 9. They are therefore measured at FVPL, although the fair value is materially the same as amortised cost.

Non-cash and other movements, within operating activities in the Consolidated Statement of Cash Flows, includes:

	2023	2022	2021
	$m	$m	$m
Share-based payments charge for the period	579	619	615
Settlement of share plan awards	(650)	(592)	(570)
Pension contributions	(188)	(205)	(174)
Pension charges recorded in operating profit	55	101	136
Long-term provision charges recorded in operating profit	460	87	270
(Gain)/loss on disposal of tangible assets	(41)	(112)	4
Update to the contractual relationships for Beyfortus (nirsevimab)	(729)	–	–
Foreign exchange and other[1]	128	(590)	(186)
Total operating activities non-cash and other movements	(386)	(692)	95

1	Foreign exchange and other includes, among other items, the foreign exchange of inter-company transactions, including dividends, across Group entities and the related impact from hedging those transactions.